Investment in the Master Trust - Net Assets of Master Trust and Divided Interest (Details) - EBP 019 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	$ 40,042	$ 36,505
Net assets in Master Trust	43,393	39,972
Master Trust
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	63,167	44,345
Interest in Carpenter Technology Master Trust, at contract value	40,612	46,538
Net assets in Master Trust	103,779	90,883
Master Trust | Short-term investment fund
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	1,504	1,190
Master Trust | Carpenter Technology Stock Fund
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	61,663	43,155
Master Trust | Fixed maturity synthetic GIC
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at contract value	2,763	4,204
Master Trust | Constant duration synthetic GICs
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at contract value	37,849	42,334
Plan's Divided Interest
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	357	406
Interest in Carpenter Technology Master Trust, at contract value	2,431	2,704
Net assets in Master Trust	2,788	3,110
Plan's Divided Interest | Short-term investment fund
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	90	69
Plan's Divided Interest | Carpenter Technology Stock Fund
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	267	337
Plan's Divided Interest | Fixed maturity synthetic GIC
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at contract value	165	244
Plan's Divided Interest | Constant duration synthetic GICs
EBP, Master Trust [Line Items]
Interest in Carpenter Technology Master Trust, at contract value	$ 2,266	$ 2,460